CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Current assets
Cash and cash equivalents	$ 31,219,574	$ 14,148,021
Other receivables	89,661	2,068,772
Prepaid expenses	2,427,200	2,713,591
Total current assets	33,736,435	18,930,384
Non-current assets
Property and equipment	236,664	296,768
Right-of-use assets	372,468	430,713
Total non-current assets	609,132	727,481
Total assets	34,345,567	19,657,865
Current Liabilities
Accounts payable and accrued liabilities	1,805,015	3,173,218
Other liabilities	123,985	847,215
Lease liabilities	248,885	339,846
Warrant derivative	531,228	8,508,764
Total current liabilities	2,709,113	12,869,043
Non-current liabilities
Contract liability	6,730,287	6,730,287
Lease liabilities	153,174	166,429
Total non-current liabilities	6,883,461	6,896,716
Total liabilities	9,592,574	19,765,759
Commitments and contingencies
Shareholders’ equity (deficit)
Share capital Authorized: unlimited Issued: December 31, 2020 – 46,166,980 December 31, 2019 – 32,198,453	356,824,172	311,077,859
Warrants	3,617,570	3,617,570
Contributed surplus	31,022,356	29,338,849
Accumulated other comprehensive income	400,225	464,101
Accumulated deficit	(367,111,330)	(344,606,273)
Total shareholders’ equity (deficit)	24,752,993	(107,894)
Total liabilities and shareholders' equity (deficit)	$ 34,345,567	$ 19,657,865